Segment Information (Details)	12 Months Ended
Dec. 31, 2025
Segment Information - Segment Information [Line Items]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The Company’s Chief Financial Officer has been identified as the chief operating decision maker (“CODM”), who reviews the operating results for the Company
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Financial Officer